Reporting and Accounting Policies - Unrecorded Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2021 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	$ 826.0
2023	163.3
2024	24.0
2025	3.9
2026	0.5
Thereafter	0.1
Total	$ 1,017.8